SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash and cash equivalents	$ 78,841	$ 15,506
Total cash and restricted cash	$ 78,841	$ 15,506	$ 31,525